Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
10. Income Taxes
Income tax provision
The income tax provision, for the years ended December 31, differs from that computed using the enacted combined Canadian federal and provincial statutory income tax rate for the following reasons:
millions of dollars 2022 2021
Income before provision for income taxes $

1,194 $

555
Statutory income tax rate 29.0% 29.0%
Income taxes, at statutory income tax rate

346

161
Deferred income taxes on regulated income recorded as regulatory assets and regulatory liabilities
(70) (62)
Foreign tax rate variance (44) (42)
Amortization of deferred income tax regulatory liabilities (33) (33)
GBPC impairment charge

21 -

Tax effect

of equity earnings
(10) (16)
Tax credits (18) (13)
Other (7) (1)
Income tax expense (recovery)

$

185 $ (6)
Effective income tax rate 15% (1%)

Composition of taxes on income from continuing operations
millions of dollars 2022 2021
Current income taxes

Canada
$

25 $

20

United States

8

11
Deferred income taxes

Canada

120 (33)

United States

252

118

Other
-

2
Investment tax credits

United States
(7) (11)
Operating loss carryforwards

Canada
(92) (64)

United States
(121) (49)
Income tax expense (recovery) $

185 $ (6)
The following table reflects the composition of income before provision for income taxes presented in the
Consolidated Statements of Income for the years ended December 31:
millions of dollars 2022 2021
Canada $

173 $

244
United States

1,063

289
Other (42)

22
Income before provision for income taxes $

1,194 $

555

Deferred income tax assets and liabilities
The deferred income tax assets and liabilities presented in the Consolidated Balance Sheets as at
December 31 consisted of the following:
millions of dollars 2022 2021
Deferred income tax assets:
Tax loss carryforwards $

1,207 $

873
Tax credit carryforwards

415

375
Regulatory liabilities - cost of removal

177

170
Derivative instruments

45

188
Other

428

434
Total deferred income tax assets before valuation allowance

2,272

2,040
Valuation allowance (312) (256)
Total deferred income tax assets after valuation allowance $

1,960 $

1,784
Deferred income tax (liabilities):
PP&E $ (2,981) $ (2,622)
Regulatory assets (219) (78)
Derivative instruments (125) (197)
Other (594) (460)
Total deferred income tax liabilities

$ (3,919) $ (3,357)
Consolidated Balance Sheets presentation:
Long-term deferred income tax assets $

237 $

295
Long-term deferred income tax liabilities (2,196) (1,868)
Net deferred income tax liabilities $ (1,959) $ (1,573)

Net operating loss ("NOL"), capital loss and tax credit carryforwards and their expiration periods
Emera’s NOL, capital loss and tax credit carryforwards and their expiration periods as at December 31,
2022 consisted of the following:
Subject to
Tax Valuation Net Tax Expiration
millions of dollars Carryforwards Allowance Carryforwards Period
Canada

NOL
$

2,372 $ (977) $

1,395 2026 - 2042

Capital loss

79 (79) -

Indefinite
United States

Federal NOL
$

2,082 $ -

$

2,082 2032 - Indefinite

State NOL

1,489 -

1,489 2032 - Indefinite

Tax credit

415 -

415 2025 - 2042
Other

NOL
$

73 $ (33) $

40 2023 - 2029

Details of the change in unrecognized tax benefits
millions of dollars 2022 2021
Balance, January 1 $

28 $

30
Increases due to tax positions related to current year

5

4
Increases due to tax positions related to a prior year

2

1
Decreases due to tax positions related to a prior year (2) (1)
Decreases due to settlement with tax authorities -

(6)
Balance, December 31 $

33 $

28